UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh             NEW YORK, NY               08/__/05
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   56
                                               -------------

Form 13F Information Table Value Total:             $382,371
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number               Name

                                     Form 13F INFORMATION TABLE


  COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------- ------------------ --------  -------- ---------------------- ---------- -------- -------------------
                                                   VALUE       SHRS OR SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
 NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
ABGENIX INC           NOTE 3.500% 3/1   00339BAB3    9,425     10,000,000  SH        SOLE              10,000,000
------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR NOTE 4.375% 7/1   02607PAB3    4,914      5,000,000  SH        SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------
ALKERMES INC          NOTE 2.500% 9/0   01642TAE8    8,011      7,500,000  SH        SOLE               7,500,000
------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL
 RESOURCES INC        COMMON            02076X102    5,237        219,300  SH        SOLE                 219,300
------------------------------------------------------------------------------------------------------------------------
AMR CORP              NOTE 4.500% 2/1   001765BB1    5,320      7,000,000  SH        SOLE               7,000,000
------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP   NOTE 3.000% 8/1   029912AR3    9,480      8,000,000  SH        SOLE               8,000,000
------------------------------------------------------------------------------------------------------------------------
ATMEL CORP            SDCV 5/2          049513AE4    1,151      2,500,000  SH        SOLE               2,500,000
------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP  CL A NY CABLVS    12686C109    4,830        150,000  SH        SOLE                 150,000
------------------------------------------------------------------------------------------------------------------------
CITADEL BROADCASTING
 CORP                 NOTE 1.875% 2/1   17285TAB2   12,180     16,000,000  SH        SOLE              16,000,000
------------------------------------------------------------------------------------------------------------------------
CADENCE DESIGN SYSTEM
 INC                  NOTE 8/1          127387AB4    1,488      1,500,000  SH        SOLE               1,500,000
------------------------------------------------------------------------------------------------------------------------
CEPHALON INC          NOTE 2.00% 6/0    156708AP4   37,571     37,500,000  SH        SOLE              37,500,000
------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC   DBCV 2.875% 12/1  811904AH4    5,269      5,000,000  SH        SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------
COMCAST HOLDINGS CORP ZONES CV2% PCS    200300507    2,125         50,000  SH        SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC  NOTE 4.250% 5/0   207142AB6    4,863      5,000,000  SH        SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW      CL A              20030N101    3,067        100,000  SH        SOLE                 100,000
------------------------------------------------------------------------------------------------------------------------
CALPINE CORP          NOTE 4.750% 11/1  131347BJ4    6,903     10,175,000  SH        SOLE              10,175,000
------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC NOTE 4.000% 7/0   150934AF4    5,511     10,350,000  SH        SOLE              10,350,000
------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC NOTE 5.750% 6/1   150934AC1      759      1,150,000  SH        SOLE               1,150,000
------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC NOTE 5.750% 6/1   150934AD9   10,079     14,822,000  SH        SOLE              14,822,000
------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   NOTE 2.750% 5/1   126667AF1    2,816      2,000,000  SH        SOLE               2,000,000
------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC    NOTE 8.000% 6/0   247361YP7      730      2,000,0000  SH       SOLE               2,000,000
------------------------------------------------------------------------------------------------------------------------
ECHOSTAR
 COMMUNICATIONS NEW   NOTE 5.750% 5/1   278762AG4    1,980      2,000,000  SH        SOLE               2,000,000
------------------------------------------------------------------------------------------------------------------------
EQUINIX INC           DBCV 2.500% 2/1   29444UAE6    1,222      1,000,000  SH        SOLE               1,000,000
------------------------------------------------------------------------------------------------------------------------
FINANCIAL FED CORP    DBCV 2.500% 4/1   317492AF3    1,993      2,000,000  SH        SOLE               2,000,000
------------------------------------------------------------------------------------------------------------------------
GASCO ENERGY INC      COMMON            367220100    2,829        764,500  SH        SOLE                 764,500
------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP   DEB SR CV C 33    370442717   48,530      2,300,000  SH        SOLE               2,300,000
------------------------------------------------------------------------------------------------------------------------
GENERAL MLS INC       DBCV 10/2         370334AU8    3,535      5,000,000  SH        SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP   DEB SR CONV B     370442733   38,260      2,057,000  SH        SOLE               2,057,000
------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME
 SCIENCES INC         NOTE 5.000% 2/0   444903AF5    3,430      3,500,000  SH        SOLE               3,500,000
------------------------------------------------------------------------------------------------------------------------
WEBMD CORP            NOTE 1.750% 6/1   94769MAE5    8,303      9,000,000  SH        SOLE               9,000,000
------------------------------------------------------------------------------------------------------------------------
ICOS CORP             NOTE 2.000% 7/0   449295AB0    9,156     12,500,000  SH        SOLE              12,500,000
------------------------------------------------------------------------------------------------------------------------
INCYTE CORP           NOTE 3.500% 2/1   45337CAE2    4,342      5,000,000  SH        SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------
JAMES RIVER COAL CO   COMMON NEW        470355207    8,663        250,000  SH        SOLE                 250,000
------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC   COMMON            492914106   16,118      1,332,100  SH        SOLE               1,332,100
------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS
 INC                  NOTE 1.000% 6/3   501242AP6    3,969      5,000,000  SH        SOLE               5,000,000
------------------------------------------------------------------------------------------------------------------------
LITHIA MTRS INC       NOTE 2.875% 5/0   536797AB9    3,346      3,518,000  SH        SOLE               3,518,000
------------------------------------------------------------------------------------------------------------------------
LAZARD LTD            SHS A             G54050102    2,404        100,000  SH        SOLE                 100,000
-----------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES
 INC                  DBCV 2.750% 6/1   549463AG2    2,691      2,500,000  SH        SOLE               2,500,000
-----------------------------------------------------------------------------------------------------------------------
MEDICORE INC          COMMON            584931109      598         47,500  SH        SOLE                  47,500
-----------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP        NOTE 2.482% 6/1   590479AB7    1,743      5,000,000  SH        SOLE               5,000,000
-----------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP        NOTE 2.115% 2/1   590479AD3      948      2,500,000  SH        SOLE               2,500,000
-----------------------------------------------------------------------------------------------------------------------
MAXTOR CORP           NOTE 6.800% 4/3   577729AC0    3,685      4,000,000  SH        SOLE               4,000,000
-----------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR         UNIT SER 1        631100104    2,207         60,000  SH        SOLE                  60,000
-----------------------------------------------------------------------------------------------------------------------
INHALE THERAPEUTICS
 SYS INC              NOTE 3.500% 10/1  457191AH7    8,474      9,135,000  SH        SOLE               9,135,000
-----------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS
 INC                  NOTE 5.250% 1/1   65332VAY9    8,010      8,000,000  SH        SOLE               8,000,000
-----------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS
 INC                  NOTE 2.750% 8/1   74369LAD5    1,751      1,500,000  SH        SOLE               1,500,000
-----------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN
 CRUISES LTD          NOTE 2/0          780153AK8   17,976     31,500,000  SH        SOLE              31,500,000
-----------------------------------------------------------------------------------------------------------------------
SEPRACOR INC          NOTE 10/1         817315AW4    2,538      2,500,000  SH        SOLE               2,500,000
-----------------------------------------------------------------------------------------------------------------------
SLM CORP              DBCV 7/2          78442PAC0    5,081      5,000,000  SH        SOLE               5,000,000
-----------------------------------------------------------------------------------------------------------------------
SPRINT CORP           COM FON           852061100      360         14,351  SH        SOLE                  14,351
-----------------------------------------------------------------------------------------------------------------------
SYBASE INC            COMMON            871130100    1,182         64,400  SH        SOLE                  64,400
-----------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC         NOTE 0.875% 3/0   918076AB6    5,100      7,500,000  SH        SOLE               7,500,000
-----------------------------------------------------------------------------------------------------------------------
VECTOR GROUP LTD      NOTE 6.250% 7/1   92240MAC2    4,386      4,750,000  SH        SOLE               4,750,000
-----------------------------------------------------------------------------------------------------------------------
WILLBROS GROUP INC    NOTE 2.750% 3/1   969199AC2    3,673      4,120,000  SH        SOLE               4,120,000
-----------------------------------------------------------------------------------------------------------------------
WATSON PHARMACEUTICALS
 INC                  DBCV 1.750% 3/1   942683AC7    9,778     10,500,000  SH        SOLE              10,500,000
-----------------------------------------------------------------------------------------------------------------------
EXPRESSJET HOLDINGS
 INC                  NOTE 4.250% 8/0   30218UAB4    2,381      2,995,000  SH        SOLE               2,995,000
-----------------------------------------------------------------------------------------------------------------------
